Group Information (Details) - Schedule of consolidated financial statements	12 Months Ended
Dec. 31, 2022
Cazoo Holdings Limited [Member]
Group Information (Details) - Schedule of consolidated financial statements [Line Items]
Country of incorporation	United Kingdom
Principal activities	Activities of other holding companies
Equity interest	100.00%
Cazoo Limited [Member]
Group Information (Details) - Schedule of consolidated financial statements [Line Items]
Country of incorporation	United Kingdom
Principal activities	Sale of motor vehicles
Equity interest	100.00%
Cazoo Properties Limited [Member]
Group Information (Details) - Schedule of consolidated financial statements [Line Items]
Country of incorporation	United Kingdom
Principal activities	Activities of other holding companies
Equity interest	100.00%
Imperial Car Supermarkets Limited [Member]
Group Information (Details) - Schedule of consolidated financial statements [Line Items]
Country of incorporation	United Kingdom
Principal activities	Sale of motor vehicles
Equity interest	100.00%
Imperial Cars of Swanwick Limited [Member]
Group Information (Details) - Schedule of consolidated financial statements [Line Items]
Country of incorporation	United Kingdom
Principal activities	Sale of motor vehicles
Equity interest	100.00%
Carsaz Limited [Member]
Group Information (Details) - Schedule of consolidated financial statements [Line Items]
Country of incorporation	United Kingdom
Principal activities	Sale of motor vehicles
Equity interest	100.00%
Cazoo Subscription Services Limited (previously Drover Limited) [Member]
Group Information (Details) - Schedule of consolidated financial statements [Line Items]
Country of incorporation	United Kingdom
Principal activities	Renting and leasing of motor vehicles
Equity interest	100.00%
Fantastic Cars Limited [Member]
Group Information (Details) - Schedule of consolidated financial statements [Line Items]
Country of incorporation	United Kingdom
Principal activities	Renting and leasing of motor vehicles
Equity interest	100.00%
Cazoo Wholesale Services Limited (previously Smart Fleet Solutions Limited) [Member]
Group Information (Details) - Schedule of consolidated financial statements [Line Items]
Country of incorporation	United Kingdom
Principal activities	Maintenance and repair of motor vehicles
Equity interest	100.00%
Cazoo Data Services Limited (previously UK Vehicle Limited)
Group Information (Details) - Schedule of consolidated financial statements [Line Items]
Country of incorporation	United Kingdom
Principal activities	Other business support service activities not elsewhere classified
Equity interest	100.00%
Project Chicago Newco Limited [Member]
Group Information (Details) - Schedule of consolidated financial statements [Line Items]
Country of incorporation	United Kingdom
Principal activities	Non-trading company
Equity interest	100.00%
Arctos Holdings Limited [Member]
Group Information (Details) - Schedule of consolidated financial statements [Line Items]
Country of incorporation	United Kingdom
Principal activities	Activities of other holding companies
Equity interest	100.00%
Moorgate House (Newco) Limited [Member]
Group Information (Details) - Schedule of consolidated financial statements [Line Items]
Country of incorporation	United Kingdom
Principal activities	Dormant company
Equity interest	100.00%
GBJ Developments Limited [Member]
Group Information (Details) - Schedule of consolidated financial statements [Line Items]
Country of incorporation	United Kingdom
Principal activities	Non-trading company
Equity interest	100.00%
CD Auction Group Limited [Member]
Group Information (Details) - Schedule of consolidated financial statements [Line Items]
Country of incorporation	United Kingdom
Principal activities	Sale of motor vehicles
Equity interest	100.00%
Cazoo Support Services Limited (previously Hudson Kapel Limited) [Member]
Group Information (Details) - Schedule of consolidated financial statements [Line Items]
Country of incorporation	United Kingdom
Principal activities	Maintenance and repair of motor vehicles
Equity interest	100.00%
Ensco 1109 Limited [Member]
Group Information (Details) - Schedule of consolidated financial statements [Line Items]
Country of incorporation	United Kingdom
Principal activities	Activities of other holding companies
Equity interest	100.00%
SMH Fleet Solutions Limited [Member]
Group Information (Details) - Schedule of consolidated financial statements [Line Items]
Country of incorporation	United Kingdom
Principal activities	Maintenance and repair of motor vehicles
Equity interest	100.00%
Vans 365 Limited [Member]
Group Information (Details) - Schedule of consolidated financial statements [Line Items]
Country of incorporation	United Kingdom
Principal activities	Sale of vans
Equity interest	100.00%
CZO Data Services, Unipessoal, Lda (previously Drover Technologies Lda) [Member]
Group Information (Details) - Schedule of consolidated financial statements [Line Items]
Country of incorporation	Portugal
Principal activities	Other business support service activities not elsewhere classified
Equity interest	100.00%
CSS Mobility France SaS [Member]
Group Information (Details) - Schedule of consolidated financial statements [Line Items]
Country of incorporation	France
Principal activities	Renting and leasing of motor vehicles
Equity interest	100.00%
Cazoo Trading France SaS [Member]
Group Information (Details) - Schedule of consolidated financial statements [Line Items]
Country of incorporation	France
Principal activities	Sale of motor vehicles
Equity interest	100.00%
Cazoo Properties France SaS [Member]
Group Information (Details) - Schedule of consolidated financial statements [Line Items]
Country of incorporation	France
Principal activities	Activities of other holding companies
Equity interest	100.00%
Cluno GmbH [Member]
Group Information (Details) - Schedule of consolidated financial statements [Line Items]
Country of incorporation	Germany
Principal activities	Renting and leasing of motor vehicles
Equity interest	100.00%
Cluno Fintech 1 GmbH [Member]
Group Information (Details) - Schedule of consolidated financial statements [Line Items]
Country of incorporation	Germany
Principal activities	Acquisition, leasing and financing of motor vehicles
Equity interest	100.00%
Cluno Fintech 2 GmbH [Member]
Group Information (Details) - Schedule of consolidated financial statements [Line Items]
Country of incorporation	Germany
Principal activities	Acquisition, leasing and financing of motor vehicles
Equity interest	100.00%
CSS Fintech GmbH [Member]
Group Information (Details) - Schedule of consolidated financial statements [Line Items]
Country of incorporation	Germany
Principal activities	Acquisition, leasing and financing of motor vehicles
Equity interest	100.00%
Cazoo Trading Germany GmbH [Member]
Group Information (Details) - Schedule of consolidated financial statements [Line Items]
Country of incorporation	Germany
Principal activities	Sale and rental of motor vehicles and related intermediation activities
Equity interest	100.00%
Cazoo Properties Germany GmbH [Member]
Group Information (Details) - Schedule of consolidated financial statements [Line Items]
Country of incorporation	Germany
Principal activities	Activities of other holding companies
Equity interest	100.00%
CSS Mobility Germany GmbH & Co. KG [Member]
Group Information (Details) - Schedule of consolidated financial statements [Line Items]
Country of incorporation	Germany
Principal activities	Rental of motor vehicles and related intermediation activities
Equity interest	100.00%
Cazoo Trading Spain, S.L [Member]
Group Information (Details) - Schedule of consolidated financial statements [Line Items]
Country of incorporation	Spain
Principal activities	Sale of motor vehicles
Equity interest	100.00%
Cazoo Properties Spain, S.L [Member]
Group Information (Details) - Schedule of consolidated financial statements [Line Items]
Country of incorporation	Spain
Principal activities	Activities of other holding companies
Equity interest	100.00%
Cazoo Trading Italy SARL [Member]
Group Information (Details) - Schedule of consolidated financial statements [Line Items]
Country of incorporation	Italy
Principal activities	Sale of motor vehicles
Equity interest	100.00%